Annual Total Returns[BarChart] - AST COHEN STEERS REALTY PORTFOLIO - No Share Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.59%	15.35%	3.13%	30.91%	4.84%	4.81%	6.24%	(4.75%)	31.22%	(2.84%)